Stockholders' Equity (Details) - Details2 - USD ($)						3 Months Ended	12 Months Ended
	Nov. 30, 2023	Jul. 16, 2023	Jul. 14, 2023	Jun. 30, 2023	Apr. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Issued offering warrants				2,000,000
Exercise price (in Dollars per share)		$ 3.146		$ 5.6
Expiration date				5 years
Fair value of warrant grant date (in Dollars per share)						$ 3,164	$ 3,164
Fair value of per warrant grant date (in Dollars per share)						1.58	1.58
Fair value price (in Dollars per share)						$ 3	$ 3
Daily return rate						5.18%	5.18%
Short-term annual volatility						100.00%	100.00%
Standard deviation						6.30%	6.30%
Weighted-average grant-date fair value of options granted (in Dollars per share)							$ 7.63	$ 12.9
Warrant [Member]
Stockholders’ Equity [Line Items]
Issued offering warrants	45,000
Exercise price (in Dollars per share)	$ 1.94	2.8			$ 50
Expiration date	5 years
Expected volatility	68.89%		100.00%		62.55%
Fair value of warrant grant date (in Dollars per share)		$ 3.146	$ 3.146
Expected term	5 years			4 years 10 months 24 days	5 years
Risk-free interest rate	4.41%			3.99%	2.92%
Long-term annual volatility				60.00%
Weighted-average grant-date fair value of options granted (in Dollars per share)	$ 1.29				$ 27.5
Dividend yield	0.00%				0.00%
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Description of series A preferred stock						the product of (x) $15.125 multiplied by (y) the sum of 1 plus the product of (A) 0.06 multiplied by (B) a fraction equal to the number of days that such share of Series A Preferred Stock has been issued divided by 365. “Conversion Price” means (i) for the shares of Series A Preferred Stock issued on the Closing Date, $1.5125 and (ii) for each share of Series A Preferred Stock issued thereafter, an amount equal to the greater of (x) $1.5125 and the average of the VWAPs for the 10 Trading Days prior the issuance date of such share of Series A Preferred Stock, in each case subject to adjustment as set forth herein. On any date that ten out of the last 15 daily VWAPs of the Common Stock is 250% higher than the Conversion Price on such date, then the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock. Additionally, on and after the time on which the Company has $2.25 million in revenues in any single financial quarter, the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock (a “Required Conversion”). No dividends are payable on the Series A Preferred Stock. The Series A Preferred Stock will vote together with the Common Stock on all matters other than as required by law; provided however that any additional shares underlying the Series A Preferred Stock as a result of the anti-dilution provision described below shall not vote on an “as converted” basis and shall only vote when issued upon conversion. Notwithstanding the foregoing, the vote of an individual holder of Series A Preferred Stock (and underlying Common Stock) shall be capped at 9.99% (or 4.99% if selected by the holder).
Additional Paid-in Capital [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)	$ 58				$ 264,000